Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Innovator Deepwater Frontier Tech ETF
Prospectus [Line Items]
Annual Return [Percent]	43.41%	21.83%	50.73%	(45.86%)	7.67%	86.08%	31.62%
Innovator Gradient Tactical Rotation Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	15.92%	4.06%	(0.17%)
Innovator IBD(R) 50 ETF
Prospectus [Line Items]
Annual Return [Percent]	23.53%	18.43%	12.31%	(51.03%)	11.94%	18.00%	25.77%	(16.63%)	37.32%	9.10%
Innovator IBD Breakout Opportunities ETF
Prospectus [Line Items]
Annual Return [Percent]	(6.83%)	18.85%	13.04%	(22.34%)	23.03%	48.85%	21.13%
Innovator Laddered Allocation Buffer ETF
Prospectus [Line Items]
Annual Return [Percent]	13.31%	16.33%	20.44%
Innovator Laddered Allocation Power Buffer ETF
Prospectus [Line Items]
Annual Return [Percent]	11.03%	12.29%	16.43%	(4.50%)	8.46%	(12.39%)	32.66%	(6.65%)	15.84%
Innovator S&P Investment Grade Preferred ETF
Prospectus [Line Items]
Annual Return [Percent]	2.69%	3.85%	9.62%	(20.96%)	1.74%	7.41%	18.85%	(5.24%)	9.22%